Financial Assets - Other current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Assets
Current derivatives	€ 19,934
Total current financial assets measured at fair value	19,934
Deposits and guarantees	822	€ 702
Current loans to third parties	56	59
Current loans to associates	33,153	9,977
Total other current financial assets	€ 34,031	€ 10,738